STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Share Grant Activity
A summary of share grant activity under the Share Grant Plans during the years ended December 31, 2024 and 2023 is presented below:

Year ended December 31, 2024	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	1,751,025	$20.50
Vested and issued[1]	(343,044)	—
Granted	1,092	—
Forfeited	(27,496)	$20.50
Share grants outstanding - ending	1,381,577	$20.50
1    In 2024, Hydro One Limited issued 343,044 common shares from treasury to eligible Hydro One employees in accordance with provisions of the Share Grant Plans. In accordance with the intercompany agreement between Hydro One and Hydro One Limited, Hydro One made payments to Hydro One Limited for the common shares issued.

Year ended December 31, 2023	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	2,151,578	$20.50
Vested and issued[1]	(356,393)	—
Granted	1,753	—
Forfeited	(45,913)	$20.50
Share grants outstanding - ending	1,751,025	$20.50
1    In 2023, Hydro One Limited issued 356,393 common shares from treasury to eligible Hydro One employees in accordance with provisions of the Share Grant Plans. In accordance with the intercompany agreement between Hydro One and Hydro One Limited, Hydro One made payments to Hydro One Limited for the common shares issued.

Summary of Number of DSUs
A summary of DSU awards activity under the Directors' DSU Plan during the years ended December 31, 2024 and 2023 is presented below:

Year ended December 31 (number of DSUs)	2024	2023
DSUs outstanding - beginning	94,624	99,939
Granted	22,293	32,729
Settled	(9,621)	(38,044)
DSUs outstanding - ending	107,296	94,624
A summary of DSU awards activity under the Management DSU Plan during the years ended December 31, 2024 and 2023 is presented below:

Year ended December 31 (number of DSUs)	2024	2023
DSUs outstanding - beginning	134,370	118,505
Granted	16,600	21,643
Settled	(65,280)	(5,778)
DSUs outstanding - ending	85,690	134,370

Summary of Number of PSUs and RSUs
A summary of PSU and RSU awards activity under the LTIP during the years ended December 31, 2024 and 2023 is presented below:

	PSUs		RSUs
Year ended December 31 (number of units)	2024	2023	2024	2023
Units outstanding - beginning	141,188	—	176,989	—
Granted	187,393	143,698	150,207	187,083
Forfeited	(24,918)	(2,351)	(20,377)	(5,928)
Vested and issued	(20,557)	(159)	(2,426)	(4,166)
Units outstanding - ending	283,106	141,188	304,393	176,989

Summary of RSU Awards Activity
A summary of RSU awards activity under the Society RSU Plan during the years ended December 31, 2024 and 2023 is presented below:

Year ended December 31 (number of RSUs)	2024	2023
RSUs outstanding - beginning	—	34,619
Granted	—	—
Vested and issued	—	(31,688)
Settled	—	(2,942)
Transfers	—	140
Forfeited	—	(129)
RSUs outstanding - ending	—	—